CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	US Dollars
Figures in millions	2023	2022	2021

Cash and cash equivalents (1)	964	1,108	1,154
Bank overdraft	(9)	(2)	—
Per the statement of cash flows	955	1,106	1,154
(1) Cash and cash equivalents include cash and deposits on call of $964m (2022: $870m; 2021: $712m) and money market instruments of nil (2022: $238m; 2021:
$442m). Money market instruments were readily available for use by the Group.

Accounting policies
Cash and cash equivalents comprise cash on hand, deposits on call and other short-term highly liquid investments with a maturity period of three months or less at date of purchase. Cash and cash equivalents are stated at carrying amount which fairly approximates its fair value. For the purposes of the statement of cash flows, cash and cash equivalents is net of bank overdrafts as it forms an integral part of the Group’s cash management.